Fair value measurements and fair value of financial instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair value measurements and fair value of financial instruments
Schedule of marketable securities, available-for-sale

Marketable securities, all of which are classified as available-for-sale securities, consisted of the following (in thousands):

	As of December 31, 2022
	Amortized	Unrealized	Unrealized	Estimated
	cost	Gains	Losses	Fair Value
Commercial paper	$15,950	$—	$—	$15,950
Corporate debt securities	12,286	—	(65)	12,221
U.S. Treasury securities	4,035	—	(19)	4,016
Total	$32,271	$—	$(84)	$32,187

Marketable securities, all of which are classified as available-for-sale securities, consisted of the following at December 31, 2022 (in thousands):

	December 31, 2022
	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value
Commercial paper	$15,950	$—	$—	$15,950
Corporate debt securities	12,286	—	(65)	12,221
U.S. Treasury securities	4,035	—	(19)	4,016
Total	$32,271	$—	$(84)	$32,187

Schedule of fair value of financial instruments

The following tables set forth the Company’s financial instruments that were measured at fair value on a recurring basis by level within the fair value hierarchy (in thousands):

	September 30, 2023
	Total
	fair value	Level 1	Level 2	Level 3
Liabilities:
Series A Common Stock Warrant Liability	$1	$—	$—	$1

	December 31, 2022
	Total fair
	value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents - money market funds	$38	$38	$—	$—
Commercial paper	15,950	—	15,950	—
Corporate debt securities	12,221	—	12,221	—
U.S. Treasury securities	4,016	—	4,016	—
Total	$32,225	$38	$32,187	$—
Liabilities:
Redeemable Convertible Preferred Stock Warrant Liability	$4	$—	$—	$4

The following table sets forth the Company’s financial instruments that were measured at fair value on a recurring basis by level within the fair value hierarchy (in thousands):

	December 31, 2022
	Total fair
	value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents – money market funds	$38	$38	$—	$—
Commercial paper	15,950	—	15,950	—
Corporate debt securities	12,221	—	12,221	—
U.S. Treasury securities	4,016	—	4,016	—
Total	$32,225	$38	$32,187	$—
Liabilities:
Redeemable convertible preferred stock warrant liability	$4	$—	$—	$4

	December 31, 2021
	Total fair
	value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents – money market funds	$56,631	$56,631	$—	$—
Liabilities:
Redeemable convertible preferred stock warrant liability	$7	$—	$—	$7

Summary of changes in the estimated fair value of the financial instruments

The following tables provide a summary of changes in the estimated fair value of the financial instruments using significant Level 3 inputs (in thousands):

Balance - January 1, 2023	$4
Change in fair value of Redeemable Convertible Preferred Stock Warrant Liability	1
Change in fair value of Series A Common Stock Warrant Liability	(4)
Balance - September 30, 2023	$1
Balance - January 1, 2022	$7
Change in fair value of Redeemable Convertible Preferred Stock Warrant Liability	(3)
Balance - December 31, 2022	$4

The following table provides a summary of changes in the estimated fair value of the financial instruments using significant Level 3 inputs (in thousands):

	Redeemable	Redeemable
	convertible	convertible
	preferred	preferred
	stock	stock
	warrant	tranche
	liability	liability
Balance – January 1, 2021	$9	$—
Change in fair value of redeemable convertible preferred stock warrant liability and establishment of Redeemable Convertible Preferred Stock Tranche Liability	(2)	751
Extinguishment of Redeemable Convertible Stock Tranche Liability upon subsequent issuance of Series F redeemable convertible preferred stock	—	(751)
Balance – December 31, 2021	$7	$—
Change in fair value of Redeemable Convertible Preferred Stock Warrant Liability	(3)	—
Balance – December 31, 2022	$4	$—